LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 631	$ 111	$ 1,500